ATM International Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - ATM International Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.45%	0.45%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	0.90%	0.90%

Expense Example - ATM International Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	92	287	498	1,108
Class IB Shares	92	287	498	1,108